Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 32.5%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.3980%, 9/15/34ž,‡	$629,029	$623,823
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	542,763	545,514
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	725,000	722,596
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5550%, 10/21/38ž,‡	2,303,000	2,311,542
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.8936%, 6/15/40ž,‡	1,398,000	1,403,067
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.9935%, 6/15/40ž,‡	478,000	480,350
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	26,109	25,768
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	23,243	22,872
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	319,110	297,620
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	93,237	89,897
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,356,524	1,347,514
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,016,390	1,024,825
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	133,159	123,021
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	726,000	727,144
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	5,142	5,139
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	1,571,653	1,575,843
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	1,328,000	1,332,356
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 7/20/37ž,‡	270,000	271,059
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	372,957
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4898%, 1/27/50ž,‡	563,509	504,307
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.1153%, 11/27/48ž,‡	131,000	127,947
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.0466%, 11/27/48ž,‡	259,000	252,171
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	259,923
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	870,387	809,369
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	876,101	814,956
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	674,293	582,954
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 6.0333%, 7/27/48ž,‡	399,000	399,000
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.7076%, 7/15/37ž,‡	2,122,000	2,128,330
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	1,880,000	1,885,640
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/17/42ž,‡	1,525,000	1,520,173
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,289,000	1,355,632
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,697,946	1,727,529
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	651,000	640,199
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	834,300	819,813
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	222,000	211,395
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	584,295
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	848,000	847,124
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	762,341	762,160
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.2146%, 9/15/36ž,‡	1,010,488	1,007,275
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 5.9146%, 9/15/36ž,‡	1,061,836	1,057,992

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	$718,175	$716,756
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.6433%, 10/15/41ž,‡	1,611,423	1,613,799
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 8/15/39ž,‡	2,076,481	2,081,518
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	640,357	641,938
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	720,832	725,357
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.4430%, 12/15/39ž,‡	886,575	887,850
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.7925%, 12/15/39ž,‡	408,340	409,109
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.6416%, 6/17/41ž,‡	1,494,815	1,494,625
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	1,807,000	1,840,100
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	466,000	477,378
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	220,000	226,647
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.3002%, 2/15/35ž,‡	1,452,000	1,447,808
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.7500%, 7/15/42ž,‡	608,000	609,271
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.0000%, 7/15/42ž,‡	1,662,000	1,663,896
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.2940%, 3/15/30ž,‡	1,824,883	1,819,397
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.5436%, 3/15/30ž,‡	399,442	397,979
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.8502%, 7/15/44ž,‡	2,820,000	2,828,039
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8824%, 10/19/37ž,‡	1,898,000	1,902,668
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.6390%, 7/20/38ž,‡	2,014,000	2,020,627
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.7919%, 8/15/41ž,‡	993,000	990,750
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.4410%, 8/15/41ž,‡	729,739	742,230
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7671%, 1/22/35ž,‡	1,312,000	1,314,485
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3371%, 1/22/35ž,‡	500,944	501,194
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	892,000	894,737
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	86,788
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,127,582	933,766
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	321,375	205,268
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,010,170	975,426
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,982,024	2,800,919
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 2/25/50ž,‡	429,472	423,933
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	1,469,000	1,474,310
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	8,666	8,539
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	2,333,000	2,359,337
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,228,000	1,249,973
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	764,000	783,607
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	1,792,503	1,813,827
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 12/25/41ž,‡	76,544	76,400
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 12/25/41ž,‡	711,000	714,170
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.5060%, 12/25/41ž,‡	2,186,000	2,237,573
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3560%, 1/27/42ž,‡	804,000	820,242

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	$26,075	$26,130
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.3060%, 6/25/42ž,‡	219,009	224,653
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	390,424	391,848
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.3060%, 9/25/43ž,‡	170,549	171,382
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/26/43ž,‡	345,987	346,513
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/44ž,‡	360,630	360,987
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 3/25/44ž,‡	229,306	229,473
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 5/25/44ž,‡	295,185	295,252
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 7/25/44ž,‡	174,508	174,431
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 1/25/45ž,‡	216,554	216,643
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	421,945	422,014
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	1,074,071	1,075,216
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 7/25/45ž,‡	607,773	608,931
COOPR Residential Mortage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	813,000	811,496
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	390,334	393,846
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	176,130	177,769
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,452,000	1,113,853
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	10,792	10,804
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 10/15/36ž,‡	994,000	996,429
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	266,395	264,510
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	399,174	403,339
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	564,280
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	729,831
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,710,240
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	206,594	208,199
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	306,175	302,601
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,049,877
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,139,172
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	379,680	384,060
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	1,362,000	1,366,113
Extended Stay America Trust 2025-ESH A, CME Term SOFR 1 Month + 1.3000%, 5.4500%, 10/15/42ž,‡	985,000	984,079
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	699,221	634,743
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	728,264	652,435
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	504,428	518,017
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	488,694	503,212
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	310,341	317,131
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	643,824	647,617
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	856,907	858,848
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	705,177	718,106
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	754,595	765,104
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	490,225	495,697
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	536,056	540,852
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	1,480,000	1,479,978
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	573,395	554,146
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,814,123	1,566,483
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	889,444	893,841
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	145,345	144,451
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	306,930	308,684
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.7060%, 12/25/41ž,‡	1,639,000	1,655,285
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4560%, 3/25/42ž,‡	139,925	140,498

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	$249,499	$252,965
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	33,966	34,056
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	347,435	348,873
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/44ž,‡	582,709	583,073
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 10/25/44ž,‡	174,983	174,901
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/45ž,‡	434,393	434,419
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	267,493	267,620
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 5.4704%, 9/25/45ž,‡	323,000	323,008
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	1,032,792	1,032,766
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	310,000	289,274
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	1,061,186	1,075,647
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.6055%, 1/20/39ž,‡	1,584,000	1,587,664
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.0555%, 3/1/28ž,‡	446,000	446,867
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.8721%, 8/15/28ž,‡	820,000	821,530
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 5/15/41ž,‡	1,795,000	1,798,255
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	366,660
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	613,657
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	2,129,000	2,134,667
GS Mortgage-Backed Securites Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	1,120,000	1,119,990
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	706,387
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,520,000	1,525,729
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,191,000	1,197,128
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	450,000	451,305
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	318,895
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	70,862	70,525
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	525,681	527,810
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.4502%, 3/17/42ž,‡	1,291,000	1,289,109
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	10,108	10,110
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.7413%, 6/15/39ž,‡	1,192,215	1,192,553
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	126,626	126,462
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	149,805	151,548
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	376,000	378,482
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	390,452
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	498,887
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,506,328	1,516,769
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	460,000	461,603
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.3645%, 3/15/38ž,‡	112,353	111,982
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.4454%, 5/16/39ž,‡	1,237,000	1,202,939
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	227,743	229,308
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9178%, 10/16/37ž,‡	730,000	731,943
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	2,161,667	2,168,332
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.6229%, 7/16/38ž,‡	1,526,000	1,531,224
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	1,650,000	1,654,211
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	1,160,000	1,163,770
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	15,881	15,892
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	614,234	573,264

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	$803,350	$750,016
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	450,158	442,787
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.0654%, 4/15/38ž,‡	208,720	208,653
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.6154%, 4/15/38ž,‡	763,763	763,403
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	375,103	374,168
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	584,849
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	585,808
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	878,869
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	595,000	580,856
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	1,390,830	1,393,326
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	125,245	123,534
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	903,401	904,774
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	588,712
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	2,142,000	2,139,968
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.5433%, 10/15/40ž,‡	1,210,000	1,206,892
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	90,093	89,705
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	256,816	251,520
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	706,499	714,046
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	1,500,000	1,503,750
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/19/37ž,‡	1,058,000	1,063,053
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	669,312	638,843
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	301,000	300,433
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	858,000	862,782
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8955%, 7/20/37ž,‡	503,005	504,247
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%, 10/17/36ž,‡	1,571,653	1,573,649
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	808,000	810,528
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 7/15/37ž,‡	250,000	250,613
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	284,528	245,639
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	753,169	647,891
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.2392%, 11/15/40ž,‡	56,840	56,821
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.3861%, 11/15/40ž,‡	259,122	259,034
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	729,291	712,170
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	812,192	793,317
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	300,725	294,665
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	549,661	544,083
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	658,814	640,110
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,015,373	952,986
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	2,823,000	2,881,582
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	2,082,000	2,106,231
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	1,551,000	1,545,621
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2871%, 1/22/35ž,‡	393,948	395,366
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,019,353	2,085,010
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	699,098	721,149
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	401,745	406,343
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	529,122	533,756
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	870,393
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,032,397
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/15/35ž,‡	1,735,000	1,728,655
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.6924%, 11/15/34ž,‡	1,656,000	1,652,669
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	79,810	70,997

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.7055%, 7/21/37ž,‡	$1,509,000	$1,512,943
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.1510%, 1/17/39ž,‡	696,000	694,185
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.9954%, 11/15/38ž,‡	126,665	126,370
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	1,038,722
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.4433%, 4/15/42ž,‡	473,000	471,599
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 10/21/37ž,‡	1,619,000	1,623,472
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	920,808	997,316
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	448,010	452,332
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	450,000	452,869
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	2,921,612	3,083,637
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	754,822	702,989
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	599,866
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.1655%, 7/15/39ž,‡	605,000	590,350
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8755%, 7/20/37ž,‡	613,178	614,542
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.5155%, 2/15/40ž,‡	87,933	87,704
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.1409%, 8/15/41ž,‡	2,266,971	2,258,485
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.6402%, 8/15/41ž,‡	864,209	857,971
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	1,776,000	1,782,526
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	225,798	208,871
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	560,133	501,697
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	65,106	64,776
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	595,889	552,813
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	252,538	254,212
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	531,681	537,050
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	1,118,852	1,131,493
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,040,494	1,047,681
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	857,754	858,896
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,338,760	1,340,344
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	703,067	710,092
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	112,488	113,627
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	706,396	713,549
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	410,471	415,101
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	350,623	354,068
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	516,026	520,492
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	934,233	933,545
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	649,000	648,995
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $211,645,118)		211,386,786
Bank Loans and Mezzanine Loans – 3.3%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 6.3513%, 8/12/32ƒ,‡	501,000	500,374
Capital Goods – 0.6%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	3,142,012	3,126,899
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.4134%, 2/10/32‡	598,532	598,125
		3,725,024
Consumer Cyclical – 0.7%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.0015%, 9/30/31‡	956,551	956,255
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	1,913,098	1,912,505
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 6.2549%, 11/5/31	1,549	1,546
UFC Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 6.0378%, 11/21/31‡	1,911,410	1,913,493
		4,783,799
Consumer Non-Cyclical – 0.4%
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 9/27/32ƒ,‡	1,354,028	1,354,028
Medline Borrower LP, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 10/23/30‡	1,466,915	1,466,006
		2,820,034

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	$944,860	$942,970
Financial Institutions – 0.1%
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.9731%, 9/17/32ƒ,‡	903,592	903,592
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 6 Month + 2.2500%, 6.4605%, 4/21/32‡	670,000	670,000
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	2,454,495	2,454,495
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	449,111	449,300
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.7515%, 4/10/31‡	2,931,439	2,918,892
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 7.0794%, 4/9/32‡	1,261,000	1,260,054
		7,082,741
Total Bank Loans and Mezzanine Loans (cost $21,435,010)		21,428,534
Corporate Bonds – 26.4%
Banking – 4.6%
American Express Co, SOFR + 1.2200%, 4.9180%, 7/20/33‡	1,480,000	1,505,764
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,466,000	2,545,122
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	1,497,000	1,555,336
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	701,789
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	332,000	344,688
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	1,748,000	1,976,975
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	1,149,000	1,191,921
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	1,520,000	1,520,822
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	1,440,000	1,473,542
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	1,047,000	1,057,625
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,348,000	1,392,121
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	978,000	889,152
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	823,000	857,485
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	3,644,000	3,698,417
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	474,000	489,747
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	664,000	692,819
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,773,071
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡	1,057,000	1,059,643
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,305,839
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	822,000	843,070
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	826,000	855,276
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	2,279,000	2,357,871
		30,088,095
Basic Industry – 1.0%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,186,000	2,176,030
Qnity Electronics Inc, 5.7500%, 8/15/32ž	623,000	627,751
Qnity Electronics Inc, 6.2500%, 8/15/33ž	509,000	519,784
Solstice Advanced Materials Inc, 5.6250%, 9/30/33ž	1,522,000	1,527,028
Verde Purchaser LLC, 10.5000%, 11/30/30ž	1,248,000	1,339,389
		6,189,982
Brokerage – 1.5%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	250,000	256,589
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	305,000	320,395
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,559,703
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	1,793,000	1,817,312
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	244,484
LPL Holdings Inc, 5.1500%, 6/15/30	854,000	869,207
LPL Holdings Inc, 6.0000%, 5/20/34	953,000	995,767
LPL Holdings Inc, 5.6500%, 3/15/35	1,474,000	1,501,802
LPL Holdings Inc, 5.7500%, 6/15/35	866,000	888,032
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	1,311,000	1,349,434
		9,802,725
Capital Goods – 1.4%
Bombardier Inc, 7.4500%, 5/1/34ž	2,032,000	2,244,297
Embraer Netherlands Finance BV, 5.4000%, 1/9/38	1,582,000	1,575,087
Ferguson Enterprises Inc, 5.0000%, 10/3/34	1,949,000	1,962,362

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
JH North America Holdings Inc, 5.8750%, 1/31/31ž	$439,000	$445,723
JH North America Holdings Inc, 6.1250%, 7/31/32ž	489,000	500,870
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	1,017,000	1,053,453
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	948,000	972,668
		8,754,460
Communications – 1.3%
AppLovin Corp, 5.3750%, 12/1/31	980,000	1,013,786
AppLovin Corp, 5.5000%, 12/1/34	1,490,000	1,538,047
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	1,104,000	1,179,731
Level 3 Financing Inc, 7.0000%, 3/31/34ž	1,159,427	1,179,496
T-Mobile USA Inc, 5.1250%, 5/15/32	460,000	473,413
T-Mobile USA Inc, 5.3000%, 5/15/35	814,000	833,684
Virgin Media Secured Finance PLC, 5.5000%, 5/15/29ž	2,208,000	2,183,038
		8,401,195
Consumer Cyclical – 2.4%
Carnival Corp, 5.7500%, 8/1/32ž	2,179,000	2,217,520
Carvana Co, 9.0000%, 6/1/30ž	2,020,898	2,114,414
Flutter Treasury DAC, 5.8750%, 6/4/31ž	661,000	670,928
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	101,829
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	707,000	766,076
KB Home, 4.0000%, 6/15/31	593,000	556,900
Millrose Properties Inc, 6.2500%, 9/15/32ž	1,192,000	1,195,115
NCL Corporation Ltd, 5.8750%, 1/15/31ž	2,384,000	2,383,911
NCL Corporation Ltd, 6.7500%, 2/1/32ž	1,334,000	1,371,928
NCL Corporation Ltd, 6.2500%, 9/15/33ž	1,479,000	1,486,655
Royal Caribbean Cruises Ltd, 5.3750%, 1/15/36	1,448,000	1,456,444
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	1,396,000	1,391,533
		15,713,253
Consumer Non-Cyclical – 2.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	1,002,555
CVS Health Corp, 5.0000%, 9/15/32	517,000	523,326
CVS Health Corp, 5.2500%, 2/21/33	183,000	187,236
CVS Health Corp, 5.7000%, 6/1/34	769,000	802,487
CVS Health Corp, 5.4500%, 9/15/35	919,000	935,176
CVS Health Corp, 4.7800%, 3/25/38	2,364,000	2,215,629
CVS Health Corp, 6.2000%, 9/15/55	532,000	547,551
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	364,000	383,541
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,000,119
Solventum Corp, 5.4500%, 3/13/31	1,571,000	1,638,241
Solventum Corp, 5.6000%, 3/23/34	2,103,000	2,189,495
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	1,520,000	1,591,562
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	623,000	611,925
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	1,217,000	1,267,488
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	1,297,000	1,335,792
		16,232,123
Electric – 1.2%
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,114,535
NRG Energy Inc, 6.0000%, 2/1/33ž	606,000	615,436
NRG Energy Inc, 5.7500%, 1/15/34ž	726,000	725,259
NRG Energy Inc, 5.4070%, 10/15/35ž	924,000	927,142
NRG Energy Inc, 6.0000%, 1/15/36ž	1,361,000	1,361,195
PSEG Power LLC, 5.2000%, 5/15/30ž	1,048,000	1,075,149
PSEG Power LLC, 5.7500%, 5/15/35ž	1,384,000	1,447,848
Xcel Energy Inc, 5.6000%, 4/15/35	616,000	638,569
		7,905,133
Energy – 3.0%
Civitas Resources Inc, 8.6250%, 11/1/30ž	331,000	342,805
Civitas Resources Inc, 8.7500%, 7/1/31ž	613,000	628,025
Civitas Resources Inc, 9.6250%, 6/15/33ž	1,189,000	1,255,830
DT Midstream Inc, 4.1250%, 6/15/29ž	1,386,000	1,352,270
DT Midstream Inc, 4.3750%, 6/15/31ž	2,078,000	2,008,250
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	530,833
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,503,000	1,532,128
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	703,205
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,877,030
Occidental Petroleum Corp, 5.2000%, 8/1/29	594,000	602,731
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	768,300

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Occidental Petroleum Corp, 6.6250%, 9/1/30	$473,000		$506,783
Occidental Petroleum Corp, 6.1250%, 1/1/31	665,000		700,488
Sunoco LP, 5.6250%, 3/15/31ž	835,000		828,840
Sunoco LP, 6.2500%, 7/1/33ž	1,136,000		1,156,269
Sunoco LP, 5.8750%, 3/15/34ž	1,214,000		1,203,489
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	1,435,000		1,457,544
Viper Energy Partners LLC, 4.9000%, 8/1/30	782,000		787,831
Viper Energy Partners LLC, 5.7000%, 8/1/35	1,040,000		1,057,389
			19,300,040
Finance Companies – 1.9%
Ares Capital Corp, 5.1000%, 1/15/31	3,133,000		3,110,402
Blackstone Private Credit Fund, 7.3000%, 11/27/28	860,000		918,628
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000		1,487,839
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000		606,241
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,677,000		1,697,957
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	405,000		426,512
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	611,000		654,506
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000		139,758
Rocket Cos Inc, 6.1250%, 8/1/30ž	611,000		627,082
Rocket Cos Inc, 6.3750%, 8/1/33ž	2,561,000		2,643,244
			12,312,169
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	909,000		929,820
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	924,000		950,063
			1,879,883
Insurance – 1.7%
Aon North America Inc, 5.4500%, 3/1/34	1,208,000		1,258,379
Arthur J Gallagher & Co, 5.0000%, 2/15/32	207,000		211,197
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000		722,929
Arthur J Gallagher & Co, 5.1500%, 2/15/35	518,000		524,124
Centene Corp, 4.2500%, 12/15/27	3,047,000		2,992,207
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000		939,983
Health Care Service Corp, 5.4500%, 6/15/34ž	1,687,000		1,732,548
Humana Inc, 5.9500%, 3/15/34	2,414,000		2,538,951
			10,920,318
Professional Services – 0.6%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	3,913,000		4,091,160
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000		2,104,161
Technology – 2.7%
Broadcom Inc, 4.8000%, 2/15/36	1,379,000		1,374,793
Broadcom Inc, 4.9000%, 2/15/38	987,000		981,712
CACI International Inc, 6.3750%, 6/15/33ž	530,000		546,722
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	916,000		935,752
CoreWeave Inc, 9.0000%, 2/1/31ž	3,529,000		3,616,798
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	419,000		399,248
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	3,110,000		3,239,895
Intel Corp, 2.4500%, 11/15/29	415,000		385,378
Marvell Technology Inc, 4.7500%, 7/15/30	448,000		453,835
Marvell Technology Inc, 5.4500%, 7/15/35	954,000		983,510
Molex Electronic Technologies LLC, 5.2500%, 4/30/32ž	879,000		894,491
MSCI Inc, 4.0000%, 11/15/29ž	2,203,000		2,152,330
Oracle Corp, 4.8000%, 9/26/32	990,000		991,190
Oracle Corp, 5.2000%, 9/26/35	485,000		487,671
Western Digital Corp, 4.7500%, 2/15/26	280,000		279,837
			17,723,162
Total Corporate Bonds (cost $167,451,608)			171,417,859
Foreign Government Bonds – 0.1%
United Kingdom Gilt, 4.3750%, 3/7/30 (cost $646,303)	475,000	GBP	644,728
Mortgage-Backed Securities – 18.4%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	58,870		53,800
5.0000%, TBA, 30 Year Maturity	61,000		60,494
			114,294
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	52,948		51,097
BO4725, 2.5000%, 11/1/34	93,393		88,521
BO7717, 3.0000%, 11/1/34	13,081		12,637
BO5957, 3.0000%, 12/1/34	15,062		14,520

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS3713, 2.5000%, 12/1/36	$1,035,834	$980,392
995757, 6.0000%, 2/1/37	45,861	48,236
AL6997, 4.5000%, 11/1/42	32,618	32,543
AB7563, 3.0000%, 1/1/43	15,972	14,675
MA1363, 3.0000%, 2/1/43	15,776	14,413
AT2957, 3.0000%, 5/1/43	114,035	104,381
AL5942, 5.0000%, 7/1/44	242,307	245,500
AL5887, 4.5000%, 10/1/44	71,567	71,370
AL6542, 4.5000%, 3/1/45	118,452	118,125
AL6842, 4.0000%, 5/1/45	34,817	33,610
AL7381, 4.5000%, 6/1/45	59,785	59,465
BJ4559, 3.5000%, 1/1/48	83,518	78,197
BJ4566, 4.0000%, 1/1/48	626,196	605,526
CA4646, 3.0000%, 2/1/48	72,713	66,031
BK1964, 4.0000%, 3/1/48	190,822	184,417
BJ9181, 5.0000%, 5/1/48	58,645	59,249
MA3521, 4.0000%, 11/1/48	258,500	247,368
BN3899, 4.0000%, 12/1/48	38,017	36,380
FM3664, 4.0000%, 3/1/49	80,177	76,724
CA3683, 4.5000%, 6/1/49	14,237	13,998
BJ8459, 3.0000%, 8/1/49	132,768	116,866
CA4035, 4.5000%, 8/1/49	22,437	22,061
MA3774, 3.0000%, 9/1/49	68,566	61,112
BO2983, 3.0000%, 9/1/49	37,050	33,430
MA3908, 4.5000%, 1/1/50	31,216	30,695
CA5573, 4.0000%, 4/1/50	107,425	102,376
MA4079, 3.0000%, 7/1/50	1,043,850	928,616
BK2913, 2.5000%, 8/1/50	113,357	97,973
FM5076, 4.0000%, 8/1/50	94,667	90,217
FS2713, 4.5000%, 10/1/50	524,114	516,518
FS5362, 4.5000%, 12/1/50	749,444	736,922
FS2546, 4.0000%, 3/1/51	20,072	19,208
20510401, 3.0000%, 4/1/51	116,377	103,603
MA4378, 2.0000%, 7/1/51	3,419,027	2,775,209
FS0359, 2.5000%, 1/1/52	771,857	661,930
CB2681, 3.5000%, 1/1/52	310,374	288,631
FS5130, 2.5000%, 2/1/52	3,979,824	3,408,007
FS0662, 2.5000%, 2/1/52	3,651,790	3,129,449
CB2750, 2.5000%, 2/1/52	1,499,349	1,274,170
CB2891, 3.0000%, 2/1/52	1,004,952	895,566
BV2802, 3.0000%, 2/1/52	132,763	117,901
CB2907, 3.5000%, 2/1/52	847,218	787,800
FS5988, 2.5000%, 3/1/52	1,674,423	1,431,252
CB3043, 2.5000%, 3/1/52	1,579,392	1,353,480
FS1081, 2.5000%, 3/1/52	1,565,030	1,335,513
CB3042, 2.5000%, 3/1/52	580,443	497,944
BT2256, 2.5000%, 3/1/52	133,436	113,857
BV2965, 2.5000%, 3/1/52	115,394	98,471
BV5152, 2.5000%, 3/1/52	109,316	93,680
BV2962, 2.5000%, 3/1/52	46,867	40,037
BV4144, 3.0000%, 3/1/52	575,079	511,359
CB3123, 3.5000%, 3/1/52	2,004,736	1,861,537
FS1184, 3.5000%, 3/1/52	1,009,218	938,305
BV5379, 3.0000%, 4/1/52	509,082	454,765
BV5380, 3.0000%, 4/1/52	435,669	387,347
CB3240, 3.0000%, 4/1/52	123,729	110,052
BV5394, 3.5000%, 4/1/52	415,460	385,486
FS1869, 3.5000%, 4/1/52	290,907	270,128
BV5393, 3.5000%, 4/1/52	228,557	212,323
BV8485, 3.5000%, 4/1/52	142,928	132,616
FS1301, 3.5000%, 4/1/52	83,054	76,626
BV4203, 3.5000%, 4/1/52	79,410	73,775
BV8484, 3.5000%, 4/1/52	76,567	71,129
BV6879, 4.5000%, 4/1/52	56,168	54,790
BV7632, 4.5000%, 4/1/52	50,756	49,511
BW0081, 4.5000%, 4/1/52	31,751	30,968
BV7132, 4.5000%, 4/1/52	22,354	21,802
BW0072, 4.5000%, 4/1/52	18,854	18,389
BV7131, 4.5000%, 4/1/52	17,854	17,413

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS6926, 2.5000%, 5/1/52	$3,167,888	$2,710,820
BV8544, 3.5000%, 5/1/52	208,450	193,396
CB3501, 3.5000%, 5/1/52	138,693	127,862
FS3377, 4.0000%, 5/1/52	285,658	273,356
BW0343, 4.5000%, 5/1/52	91,743	89,478
FS3160, 3.0000%, 6/1/52	137,510	122,085
CB3837, 3.5000%, 6/1/52	1,297,619	1,204,630
FS2144, 3.5000%, 6/1/52	731,340	679,783
FS5339, 3.0000%, 7/1/52	706,967	627,745
FS5491, 3.0000%, 7/1/52	594,484	527,798
CB4076, 3.5000%, 7/1/52	183,610	170,452
CB4329, 3.5000%, 7/1/52	63,039	58,590
BW0972, 4.5000%, 7/1/52	351,154	343,231
CB4320, 3.5000%, 8/1/52	124,430	115,503
BW7369, 5.0000%, 10/1/52	307,632	308,709
BW1288, 5.0000%, 10/1/52	137,441	137,702
BT8021, 5.0000%, 1/1/53	201,384	202,041
BX5759, 5.0000%, 1/1/53	70,602	70,801
BX5969, 5.0000%, 2/1/53	84,392	84,654
BX8071, 5.0000%, 3/1/53	42,556	42,611
BX7860, 5.5000%, 3/1/53	91,012	93,071
BX9351, 5.0000%, 4/1/53	93,903	94,024
BY0782, 5.5000%, 4/1/53	51,959	53,201
BY1920, 5.0000%, 5/1/53	51,177	51,240
BY1896, 5.5000%, 5/1/53	95,327	97,137
BY0866, 5.5000%, 5/1/53	49,113	50,046
BY3263, 5.0000%, 6/1/53	73,206	73,378
BY2783, 5.0000%, 6/1/53	56,378	56,443
BY4284, 5.5000%, 6/1/53	29,155	29,885
CB6686, 4.5000%, 7/1/53	361,329	355,094
BY6374, 5.5000%, 7/1/53	77,264	78,723
BY7004, 5.5000%, 7/1/53	39,462	40,444
CB6851, 4.5000%, 8/1/53	244,711	240,475
BY6690, 5.0000%, 8/1/53	60,555	60,713
CB7112, 5.5000%, 9/1/53	1,412,836	1,446,176
CB7430, 5.5000%, 11/1/53	502,092	516,186
FS8037, 6.0000%, 1/1/54	465,672	484,590
CB8134, 5.5000%, 3/1/54	940,686	966,207
FS7607, 6.0000%, 3/1/54	405,602	420,508
FS7643, 6.0000%, 4/1/54	995,397	1,035,238
CB8543, 6.0000%, 5/1/54	1,596,143	1,654,621
20550801, 6.0000%, 8/1/55	656,548	675,873
BF0130, 3.5000%, 8/1/56	1,300,948	1,192,046
BF0167, 3.0000%, 2/1/57	906,702	790,614
BF0189, 3.0000%, 6/1/57	4,370	3,790
BF0619, 2.5000%, 3/1/62	3,189,876	2,613,732
BF0598, 2.5000%, 3/1/62	641,870	536,536
		51,899,428
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	80,773	77,391
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	440,661	431,171
ZK8962, 3.0000%, 9/1/32	99,981	97,175
ZK9009, 3.0000%, 10/1/32	32,193	31,248
ZK9163, 3.0000%, 1/1/33	63,787	61,944
SB0040, 2.5000%, 12/1/33	560,482	540,323
QN0786, 3.0000%, 10/1/34	142,931	137,937
QN0783, 3.0000%, 10/1/34	64,345	62,038
QN0951, 2.5000%, 11/1/34	90,239	85,528
SB0116, 2.5000%, 11/1/34	66,427	63,002
SB0866, 2.5000%, 6/1/37	1,232,819	1,159,794
ZS3695, 6.0000%, 4/1/40	62,626	66,059
ZT1145, 4.5000%, 5/1/44	49,157	48,894
ZT1173, 4.0000%, 2/1/46	215,587	208,042
ZM1434, 3.5000%, 7/1/46	145,407	136,478
ZT1633, 4.0000%, 3/1/47	46,995	45,399
ZM5707, 3.5000%, 2/1/48	76,467	71,328
ZM6276, 4.0000%, 4/1/48	188,690	182,121
ZM7182, 4.5000%, 7/1/48	41,454	40,853

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZM7926, 5.0000%, 9/1/48	$10,821	$10,886
ZT1320, 4.0000%, 11/1/48	23,213	22,214
SI2017, 4.0000%, 12/1/48	275,814	263,929
ZA7158, 4.5000%, 6/1/49	20,618	20,224
RA1087, 4.5000%, 7/1/49	142,327	139,605
RA1088, 4.5000%, 7/1/49	26,640	26,193
QA2159, 3.0000%, 8/1/49	38,201	33,626
RA1188, 4.5000%, 8/1/49	140,033	137,354
QA4936, 3.0000%, 12/1/49	93,015	82,903
QA5622, 3.0000%, 12/1/49	43,052	38,372
RA1999, 4.5000%, 1/1/50	98,133	96,256
SD8040, 4.5000%, 1/1/50	24,006	23,605
SD1551, 4.0000%, 3/1/50	270,363	258,720
QB1708, 2.5000%, 8/1/50	56,369	48,737
QB2976, 2.5000%, 8/1/50	24,040	20,778
QB3353, 2.5000%, 9/1/50	107,340	92,739
SD1143, 4.5000%, 9/1/50	791,682	780,207
RA5285, 2.5000%, 5/1/51	1,093,919	932,340
QC5848, 2.5000%, 8/1/51	2,972,937	2,531,972
RA5906, 2.5000%, 9/1/51	1,835,335	1,571,098
SD0688, 2.5000%, 10/1/51	2,224,851	1,902,432
SD7548, 2.5000%, 11/1/51	623,458	535,631
QD6087, 2.5000%, 1/1/52	236,598	203,073
QD4842, 2.5000%, 1/1/52	150,752	129,345
QD7069, 2.5000%, 2/1/52	362,238	310,425
QD9513, 2.5000%, 2/1/52	239,030	203,603
QD6554, 3.0000%, 2/1/52	165,981	147,608
QD6555, 3.0000%, 2/1/52	109,199	97,572
SD0931, 2.5000%, 3/1/52	2,173,565	1,855,887
QD8288, 2.5000%, 3/1/52	63,299	54,016
QD9182, 3.0000%, 3/1/52	191,290	170,902
QE0318, 4.5000%, 3/1/52	14,971	14,604
SD0943, 3.5000%, 4/1/52	336,660	313,049
QE0354, 3.5000%, 4/1/52	151,773	140,823
QE1072, 3.5000%, 4/1/52	150,100	139,271
QE1073, 3.5000%, 4/1/52	48,359	44,924
QD9191, 3.5000%, 4/1/52	37,318	34,670
SD8212, 2.5000%, 5/1/52	2,574,254	2,179,502
SD3493, 2.5000%, 5/1/52	903,320	772,973
SD1041, 3.0000%, 6/1/52	2,174,541	1,944,014
SD3523, 3.0000%, 6/1/52	1,521,086	1,350,282
SD7023, 3.0000%, 6/1/52	588,940	522,658
SD1840, 3.0000%, 6/1/52	415,021	368,466
SD1150, 3.5000%, 6/1/52	1,307,914	1,216,186
QF0488, 5.5000%, 9/1/52	322,844	329,098
QF2386, 5.0000%, 10/1/52	574,254	573,919
QF2145, 5.0000%, 10/1/52	19,008	19,044
QF2437, 5.5000%, 10/1/52	22,711	23,291
QF7813, 5.0000%, 1/1/53	40,790	40,919
QF6841, 5.0000%, 1/1/53	35,607	35,667
QF9871, 5.0000%, 3/1/53	149,307	149,500
QF8398, 5.0000%, 3/1/53	146,778	146,977
QG1442, 5.0000%, 4/1/53	162,834	162,216
QG2380, 5.0000%, 5/1/53	334,230	333,629
QG3598, 5.0000%, 5/1/53	203,467	203,101
QG3742, 5.0000%, 5/1/53	28,624	28,657
SD2897, 5.5000%, 5/1/53	268,944	273,118
QG2543, 5.5000%, 5/1/53	145,159	147,594
QG3917, 5.0000%, 6/1/53	752,551	751,198
QG4742, 5.0000%, 6/1/53	135,808	134,788
QG5161, 5.0000%, 6/1/53	127,233	126,268
QG5055, 5.0000%, 6/1/53	108,821	108,004
QG4676, 5.0000%, 6/1/53	39,930	39,662
QG3912, 5.5000%, 6/1/53	479,745	488,855
QG4741, 5.5000%, 6/1/53	77,082	77,764
QG6693, 5.5000%, 7/1/53	324,412	330,539
QG7441, 5.5000%, 7/1/53	189,963	193,551
SD4294, 5.5000%, 9/1/53	362,227	371,563
RA9851, 6.0000%, 9/1/53	2,836,812	2,935,523

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD4009, 6.0000%, 9/1/53	$826,684	$859,927
SD4668, 6.0000%, 10/1/53	1,449,524	1,491,952
SD4247, 6.5000%, 11/1/53	858,272	899,284
QI2699, 5.5000%, 4/1/54	239,351	246,184
RJ1341, 6.0000%, 4/1/54	1,155,201	1,197,524
RJ3021, 5.5000%, 12/1/54	2,670,707	2,709,631
SL1226, 5.5000%, 5/1/55	2,460,799	2,515,170
RJ4363, 5.5000%, 6/1/55	734,495	751,605
		43,948,730
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	3,288,763	2,829,925
3.5000%, TBA, 30 Year Maturity	5,935,736	5,411,486
4.0000%, TBA, 30 Year Maturity	158,727	149,246
5.0000%, TBA, 30 Year Maturity	982,425	977,111
		9,367,768
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	757,271	722,574
784182, 4.5000%, 8/15/46	957,453	946,174
BC7161, 4.0000%, 8/15/47	37,159	35,558
BD7109, 4.0000%, 11/15/47	27,510	26,325
BD7135, 4.0000%, 12/15/47	85,760	81,961
		1,812,592
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	1,696,829	1,535,826
BB9817, 4.0000%, 8/20/47	97,388	93,105
BB9835, 4.0000%, 8/20/47	25,317	24,203
BB9814, 4.0000%, 8/20/47	9,734	9,306
MA5021, 4.5000%, 2/20/48	117,452	116,020
MA5192, 4.0000%, 5/20/48	150,055	143,746
BH3673, 4.5000%, 5/20/48	111,176	109,172
BH3672, 4.5000%, 5/20/48	28,846	28,327
MA5264, 4.0000%, 6/20/48	220,252	210,992
MA5400, 5.0000%, 8/20/48	187,007	188,581
MA5930, 3.5000%, 5/20/49	2,221,381	2,050,730
MA7255, 2.5000%, 3/20/51	2,161,243	1,861,815
MA7313, 3.0000%, 4/20/51	1,138,686	1,018,802
MA7473, 3.0000%, 7/20/51	1,067,036	954,449
MA7535, 3.0000%, 8/20/51	2,930,326	2,620,909
785843, 2.5000%, 1/20/52	1,819,619	1,545,682
		12,511,665
Total Mortgage-Backed Securities (cost $121,709,179)		119,731,868
United States Treasury Notes/Bonds – 16.2%
3.7500%, 6/30/27	2,054,900	2,058,592
3.6250%, 8/31/27	16,770,000	16,769,345
3.3750%, 9/15/28	7,640,000	7,588,072
3.6250%, 9/30/30	29,304,000	29,155,191
3.8750%, 9/30/32	1,925,000	1,918,684
4.2500%, 8/15/35	23,687,800	23,880,263
4.8750%, 8/15/45	10,540,000	10,775,503
4.7500%, 5/15/55	13,516,000	13,558,238
Total United States Treasury Notes/Bonds (cost $105,048,068)		105,703,888
Investment Companies£ – 5.4%
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson Emerging Markets Debt Hard Currency	144,943	7,711,446
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº	27,653,876	27,659,407
Total Investment Companies (cost $35,175,637)		35,370,853
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	1,576,800	1,576,800
Time Deposits – 0.1%
Royal Bank of Canada, 4.0800%, 10/1/25	$394,200	394,200
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,971,000)		1,971,000
Total Investments (total cost $665,081,923) – 102.6%		667,655,516
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(17,190,056)
Net Assets – 100%		$650,465,460

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$646,667,766	96.9%
Israel	4,806,767	0.7
Canada	4,239,692	0.6
United Kingdom	3,908,784	0.6
Ireland	2,368,885	0.4
Australia	2,176,030	0.3
Luxembourg	1,912,505	0.3
Brazil	1,575,087	0.2
Total	$667,655,516	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 5.4%
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$7,516,977	$-	$-	$194,469	$7,711,446	144,943	$88,705
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	34,420,158	206,162,545	(212,923,384)	1,297	(1,209)	27,659,407	27,653,876	893,934
Total Investment Companies - 5.4%
	$34,420,158	$213,679,522	$(212,923,384)	$1,297	$193,260	$35,370,853	27,798,819	$982,639
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	179,720	159,265,576	(157,868,496)	-	-	1,576,800	1,576,800	16,509 ∆
Total Affiliated Investments - 5.6%
	$34,599,878	$372,945,098	$(370,791,880)	$1,297	$193,260	$36,947,653	29,375,619	$999,148

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	12/11/25	(480,749)	$648,940	$2,416

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	451	1/6/26	$93,987,696	$(21,604)
5 Year US Treasury Note	1,274	1/6/26	139,114,829	(132,452)
Ultra Long Term US Treasury Bond	43	12/31/25	5,162,688	146,866
US Treasury Long Bond	373	12/31/25	43,489,469	793,175
Total - Futures Long				785,985
Futures Short:
10 Year US Treasury Note	188	12/31/25	(21,150,000)	(46,351)
Ultra 10-Year Treasury Note	222	12/31/25	(25,547,344)	(210,583)
Total - Futures Short				(256,934)
Total				$529,051

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$64,652
Futures contracts:
Average notional amount of contracts - long	268,811,237
Average notional amount of contracts - short	46,267,239

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $287,905,850, which represents 44.3% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$300,955	$300,433	0.0%
The Portfolio has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$211,386,786	$-
Bank Loans and Mezzanine Loans	-	21,428,534	-
Corporate Bonds	-	171,417,859	-
Foreign Government Bonds	-	644,728	-
Mortgage-Backed Securities	-	119,731,868	-
United States Treasury Notes/Bonds	-	105,703,888	-
Investment Companies	7,711,446	27,659,407	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,971,000	-
Total Investments in Securities	$7,711,446	$659,944,070	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,416	-
Futures Contracts	940,041	-	-
Total Assets	$8,651,487	$659,946,486	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$410,990	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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